Current and long-term debt - 2023 $49.1 Million Credit Facility (Details) $ in Thousands	1 Months Ended		6 Months Ended
	Feb. 28, 2023 USD ($) tanker	Jan. 31, 2023	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Issuance of debt			$ 391,482	$ 122,637
Net debt to capitalization ratio		65.00%
2023 $49.1 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Net debt to capitalization ratio	65.00%
Consolidated tangible net worth	$ 1,600,000
Minimum percentage aggregate fair value of collateral	150.00%
2023 $49.1 Million Credit Facility | Cumulative positive net income, period one
Disclosure of detailed information about borrowings [line items]
Cumulative positive net income as a percentage	25.00%
2023 $49.1 Million Credit Facility | Cumulative positive net income, period two
Disclosure of detailed information about borrowings [line items]
Cumulative positive net income as a percentage	50.00%
2023 $49.1 Million Credit Facility | Consolidated liquidity requirement - scenario one
Disclosure of detailed information about borrowings [line items]
Liquidity requirement	$ 25,000
2023 $49.1 Million Credit Facility | Consolidated liquidity requirement - scenario two
Disclosure of detailed information about borrowings [line items]
Liquidity requirement per owned ship	500
Liquidity requirement per chartered-in ship	250
STI Rose And STI Rambla | 2023 $49.1 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	49,100
Issuance of debt	$ 49,100
Borrowings maturity, term	5 years
STI Rose And STI Rambla | 2023 $49.1 Million Credit Facility | SOFR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.90%
STI Rose And STI Rambla | 2023 $49.1 Million Credit Facility | LR2
Disclosure of detailed information about borrowings [line items]
Number of vessels | tanker	2
Periodic borrowing payment, amount	$ 1,200